Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–62.01%
Aerospace & Defense–1.58%
RTX Corp.	114,625	$15,183,227
Textron, Inc.	83,778	6,052,961
		21,236,188
Air Freight & Logistics–0.77%
FedEx Corp.	42,440	10,346,023
Application Software–0.63%
Salesforce, Inc.	31,663	8,497,083
Asset Management & Custody Banks–0.67%
KKR & Co., Inc., Class A	78,308	9,053,188
Automobile Manufacturers–0.83%
General Motors Co.	238,040	11,195,021
Broadline Retail–1.68%
Amazon.com, Inc.(b)	118,284	22,504,714
Building Products–1.40%
Johnson Controls International PLC	234,218	18,763,204
Cargo Ground Transportation–0.33%
J.B. Hunt Transport Services, Inc.	30,263	4,477,411
Communications Equipment–0.78%
Cisco Systems, Inc.	170,267	10,507,177
Consumer Finance–0.14%
American Express Co.	7,029	1,891,152
Distributors–0.14%
Genuine Parts Co.(c)	15,944	1,899,568
Diversified Banks–5.35%
Bank of America Corp.	643,364	26,847,580
PNC Financial Services Group, Inc. (The)	66,380	11,667,612
Wells Fargo & Co.	465,667	33,430,234
		71,945,426
Electric Utilities–2.15%
American Electric Power Co., Inc.(c)	83,654	9,140,872
FirstEnergy Corp.	159,161	6,433,288
PPL Corp.	369,206	13,332,029
		28,906,189
Electrical Components & Equipment–0.96%
Emerson Electric Co.	117,444	12,876,560
Electronic Components–0.54%
Coherent Corp.(b)	110,672	7,187,040
Electronic Equipment & Instruments–0.55%
Zebra Technologies Corp., Class A(b)	26,025	7,353,624
Fertilizers & Agricultural Chemicals–0.57%
Corteva, Inc.	122,564	7,712,953
Shares		Value
Food Distributors–2.04%
Sysco Corp.	197,788	$14,842,011
US Foods Holding Corp.(b)	191,495	12,535,263
		27,377,274
Footwear–0.25%
NIKE, Inc., Class B	52,682	3,344,253
Health Care Equipment–1.54%
GE HealthCare Technologies, Inc.	69,731	5,627,989
Medtronic PLC	167,071	15,013,000
		20,640,989
Health Care Services–0.90%
CVS Health Corp.	179,323	12,149,133
Industrial Machinery & Supplies & Components–2.48%
Fortive Corp.	160,814	11,768,369
Parker-Hannifin Corp.	26,340	16,010,769
Stanley Black & Decker, Inc.(c)	72,590	5,580,719
		33,359,857
Insurance Brokers–1.28%
Willis Towers Watson PLC(c)	50,864	17,189,489
Integrated Oil & Gas–4.02%
Cenovus Energy, Inc. (Canada)	185,627	2,579,855
Chevron Corp.	88,515	14,807,674
Exxon Mobil Corp.	121,740	14,478,538
Shell PLC (United Kingdom)	400,071	14,562,699
Suncor Energy, Inc. (Canada)	197,340	7,641,003
		54,069,769
Interactive Media & Services–2.07%
Alphabet, Inc., Class A	101,019	15,621,578
Meta Platforms, Inc., Class A	21,031	12,121,427
		27,743,005
Investment Banking & Brokerage–1.92%
Charles Schwab Corp. (The)	193,854	15,174,891
Goldman Sachs Group, Inc. (The)	19,329	10,559,240
		25,734,131
IT Consulting & Other Services–0.58%
Cognizant Technology Solutions Corp., Class A	102,034	7,805,601
Managed Health Care–2.94%
Centene Corp.(b)	159,894	9,707,165
Elevance Health, Inc.	19,645	8,544,789
Humana, Inc.	40,797	10,794,886
UnitedHealth Group, Inc.	19,900	10,422,625
		39,469,465
Movies & Entertainment–1.05%
Walt Disney Co. (The)	143,288	14,142,526
Multi-line Insurance–0.89%
American International Group, Inc.	137,006	11,911,302
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–1.56%
ConocoPhillips	128,699	$13,515,969
EQT Corp.	138,619	7,406,413
		20,922,382
Pharmaceuticals–4.03%
Bristol-Myers Squibb Co.	166,533	10,156,848
Johnson & Johnson	102,753	17,040,558
Merck & Co., Inc.	78,282	7,026,592
Pfizer, Inc.	255,060	6,463,220
Sanofi S.A.	121,445	13,446,612
		54,133,830
Property & Casualty Insurance–0.69%
Allstate Corp. (The)	44,530	9,220,827
Rail Transportation–1.28%
CSX Corp.	207,559	6,108,462
Norfolk Southern Corp.	46,831	11,091,922
		17,200,384
Real Estate Services–1.13%
CBRE Group, Inc., Class A(b)	116,407	15,223,707
Regional Banks–1.02%
Citizens Financial Group, Inc.	333,909	13,680,252
Restaurants–0.79%
Starbucks Corp.	108,179	10,611,278
Semiconductor Materials & Equipment–0.53%
Lam Research Corp.	98,654	7,172,146
Semiconductors–2.17%
Marvell Technology, Inc.	145,053	8,930,913
Microchip Technology, Inc.	255,948	12,390,443
NXP Semiconductors N.V. (China)	41,262	7,842,256
		29,163,612
Specialty Chemicals–0.96%
DuPont de Nemours, Inc.	82,952	6,194,855
PPG Industries, Inc.	61,744	6,751,707
		12,946,562
Systems Software–1.91%
Microsoft Corp.	46,104	17,306,980
Oracle Corp.	59,633	8,337,290
		25,644,270
Tobacco–1.34%
Philip Morris International, Inc.	113,703	18,048,077
Trading Companies & Distributors–0.78%
Ferguson Enterprises, Inc.(c)	65,525	10,499,071
Transaction & Payment Processing Services–2.02%
Fidelity National Information Services, Inc.	151,344	11,302,370
Fiserv, Inc.(b)	71,973	15,893,797
		27,196,167
Shares		Value
Wireless Telecommunication Services–0.77%
T-Mobile US, Inc.	38,588	$10,291,805
Total Common Stocks & Other Equity Interests (Cost $597,088,559)		833,243,685
Principal Amount
U.S. Dollar Denominated Bonds & Notes–23.80%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	544,692
Aerospace & Defense–0.46%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	3,000	2,981
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(c)(d)	311,000	313,819
5.13%, 03/26/2029(d)	200,000	203,152
5.30%, 03/26/2034(d)	200,000	202,574
5.50%, 03/26/2054(c)(d)	298,000	294,698
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,548,538
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	3,039
5.60%, 07/31/2053	3,000	2,950
Lockheed Martin Corp.,
3.55%, 01/15/2026	1,355,000	1,347,038
5.10%, 11/15/2027	4,000	4,092
4.50%, 02/15/2029	64,000	64,235
4.75%, 02/15/2034	11,000	10,840
4.80%, 08/15/2034	97,000	95,589
4.15%, 06/15/2053	643,000	514,677
5.90%, 11/15/2063	3,000	3,119
5.20%, 02/15/2064	525,000	487,336
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,709
RTX Corp.,
5.00%, 02/27/2026	3,000	3,014
5.75%, 01/15/2029	28,000	29,163
6.00%, 03/15/2031	15,000	15,938
5.15%, 02/27/2033	18,000	18,168
6.10%, 03/15/2034	37,000	39,697
4.45%, 11/16/2038	308,000	281,205
6.40%, 03/15/2054	580,000	635,309
		6,123,880
Agricultural & Farm Machinery–0.01%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,335
5.80%, 03/21/2034	66,000	66,966
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,000	3,010
John Deere Capital Corp., 4.70%, 06/10/2030	25,000	25,257
		121,568
Agricultural Products & Services–0.02%
Cargill, Inc.,
4.88%, 10/10/2025(d)	3,000	3,004
4.75%, 04/24/2033(d)	3,000	2,961
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Agricultural Products & Services–(continued)
Ingredion, Inc., 6.63%, 04/15/2037	$232,000	$255,802
		261,767
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	174,878
Alternative Carriers–0.21%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,520,810
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,350,492
		2,871,302
Apparel Retail–0.10%
Ross Stores, Inc., 0.88%, 04/15/2026	1,400,000	1,349,010
Application Software–1.25%
BILL Holdings, Inc., Conv., 0.00%, 04/01/2030(d)(e)	3,823,000	3,123,391
Box, Inc., Conv., 1.50%, 09/15/2029(d)	2,734,000	2,641,044
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,636,000	5,568,368
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,597,000	2,782,166
Intuit, Inc.,
5.20%, 09/15/2033	31,000	31,666
5.50%, 09/15/2053	21,000	20,900
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	1,008,974
Synopsys, Inc.,
4.55%, 04/01/2027	619,000	621,427
5.70%, 04/01/2055(c)	497,000	493,829
Workday, Inc.,
3.50%, 04/01/2027	528,000	517,779
3.70%, 04/01/2029	3,000	2,893
		16,812,437
Asset Management & Custody Banks–0.28%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	54,102
4.50%, 05/13/2032	3,000	2,931
5.15%, 05/15/2033	20,000	20,182
Ares Capital Corp., 5.88%, 03/01/2029	49,000	49,763
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(f)	5,000	4,996
4.54%, 02/01/2029(f)	9,000	9,018
4.98%, 03/14/2030(f)	35,000	35,508
5.83%, 10/25/2033(f)	5,000	5,261
4.71%, 02/01/2034(f)	5,000	4,895
5.19%, 03/14/2035(f)	26,000	26,183
Series J, 4.97%, 04/26/2034(f)	12,000	11,898
Series I, 3.75%(f)(g)	5,000	4,792
BlackRock, Inc., 4.75%, 05/25/2033	1,362,000	1,363,133
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	84,267
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	336,888
Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	$1,364,000	$1,342,312
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,205
State Street Corp.,
4.99%, 03/18/2027	200,000	202,663
5.68%, 11/21/2029(f)	86,000	89,310
4.82%, 01/26/2034(f)	3,000	2,949
6.12%, 11/21/2034(f)	47,000	49,480
		3,703,736
Automobile Manufacturers–0.53%
American Honda Finance Corp.,
4.95%, 01/09/2026	207,000	207,642
4.70%, 01/12/2028	7,000	7,037
4.60%, 04/17/2030	3,000	2,975
4.90%, 01/10/2034	43,000	42,012
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	150,628
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	200,000	205,784
General Motors Co., 6.60%, 04/01/2036	377,000	389,437
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	1,003,976
Hyundai Capital America,
5.50%, 03/30/2026(d)	11,000	11,095
5.65%, 06/26/2026(d)	19,000	19,212
5.25%, 01/08/2027(d)	116,000	116,935
5.30%, 03/19/2027(d)	182,000	184,016
5.60%, 03/30/2028(d)	16,000	16,305
5.35%, 03/19/2029(d)	37,000	37,488
5.80%, 04/01/2030(d)	3,000	3,084
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(d)	523,000	524,893
4.80%, 01/11/2027(c)(d)	493,000	494,913
5.10%, 08/03/2028(d)	217,000	219,566
4.85%, 01/11/2029(d)	119,000	119,008
PACCAR Financial Corp.,
4.95%, 10/03/2025	6,000	6,014
4.60%, 01/10/2028	7,000	7,074
Toyota Motor Credit Corp.,
4.55%, 08/07/2026	2,020,000	2,026,840
4.63%, 01/12/2028	3,000	3,023
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(d)	549,000	552,872
5.30%, 03/22/2027(d)	354,000	357,065
5.25%, 03/22/2029(d)	200,000	199,742
5.60%, 03/22/2034(d)	200,000	197,813
		7,106,449
Automotive Parts & Equipment–0.01%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	14,000	14,062
5.00%, 02/15/2029(d)	53,000	53,607
4.90%, 05/01/2033(d)	18,000	17,768
5.20%, 10/30/2034(d)	76,000	76,750
		162,187
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	$17,000	$17,128
5.20%, 08/01/2033	15,000	14,972
		32,100
Biotechnology–1.33%
AbbVie, Inc.,
4.80%, 03/15/2027	338,000	341,452
4.80%, 03/15/2029	101,000	102,300
5.05%, 03/15/2034	123,000	123,915
4.50%, 05/14/2035	694,000	666,336
4.05%, 11/21/2039	300,000	263,225
5.35%, 03/15/2044	48,000	47,500
4.85%, 06/15/2044	264,000	245,163
5.40%, 03/15/2054	124,000	121,880
5.50%, 03/15/2064	97,000	95,510
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,985,000	4,598,690
Amgen, Inc.,
5.15%, 03/02/2028	15,000	15,272
5.25%, 03/02/2030	3,000	3,069
5.65%, 03/02/2053	12,000	11,780
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(d)	2,369,252	2,447,437
Gilead Sciences, Inc.,
3.65%, 03/01/2026	2,615,000	2,595,889
5.25%, 10/15/2033	30,000	30,714
5.55%, 10/15/2053	11,000	10,956
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	3,385,000	3,516,169
3.13%, 09/15/2030(d)	2,370,000	2,638,995
		17,876,252
Brewers–0.20%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	925,354
4.90%, 02/01/2046	499,000	460,535
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,824
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	922,182
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	304,053
		2,615,948
Broadline Retail–0.02%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	9,096
2.88%, 05/12/2041	406,000	303,545
		312,641
Building Products–0.00%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,524
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,000	2,527
		13,051
Principal Amount		Value
Cable & Satellite–1.06%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	$5,466,000	$5,192,700
1.13%, 03/15/2028	2,850,000	2,269,371
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	128,000	127,976
6.15%, 11/10/2026	132,000	134,718
6.65%, 02/01/2034	53,000	54,964
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,088,181
4.15%, 10/15/2028	935,000	925,065
5.50%, 11/15/2032	3,000	3,119
3.90%, 03/01/2038	756,000	649,227
2.89%, 11/01/2051	352,000	214,844
2.94%, 11/01/2056	265,000	155,830
2.65%, 08/15/2062	3,000	1,578
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	3,013
2.95%, 10/01/2050(d)	202,000	115,924
5.80%, 12/15/2053(d)	58,000	52,812
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(h)	3,270,000	3,281,445
		14,270,767
Cargo Ground Transportation–0.01%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,034
5.35%, 01/12/2027(d)	9,000	9,095
5.70%, 02/01/2028(d)	3,000	3,073
5.55%, 05/01/2028(d)	12,000	12,285
6.05%, 08/01/2028(d)	20,000	20,765
Ryder System, Inc., 6.60%, 12/01/2033	26,000	28,327
		76,579
Commercial & Residential Mortgage Finance–0.12%
Aviation Capital Group LLC,
4.88%, 10/01/2025(d)	709,000	708,885
4.75%, 04/14/2027(c)(d)	383,000	383,341
6.25%, 04/15/2028(d)	10,000	10,356
6.75%, 10/25/2028(d)	43,000	45,411
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(f)	200,000	205,493
3.96%, 07/18/2030(d)(f)	150,000	144,321
Radian Group, Inc., 6.20%, 05/15/2029	91,000	93,907
		1,591,714
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	358,097
Communications Equipment–0.08%
Cisco Systems, Inc.,
4.55%, 02/24/2028(c)	757,000	763,528
5.30%, 02/26/2054(c)	353,000	345,791
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Communications Equipment–(continued)
Motorola Solutions, Inc., 4.60%, 02/23/2028	$3,000	$3,011
		1,112,330
Computer & Electronics Retail–0.13%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	791,000	801,327
5.30%, 04/01/2032	990,000	996,712
8.35%, 07/15/2046	2,000	2,516
Leidos, Inc.,
2.30%, 02/15/2031	3,000	2,581
5.75%, 03/15/2033	3,000	3,078
		1,806,214
Construction Machinery & Heavy Transportation Equipment– 0.02%
Cummins, Inc., 5.15%, 02/20/2034	43,000	43,729
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	204,815
		248,544
Consumer Finance–0.12%
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	31,000	32,138
6.31%, 06/08/2029(f)	16,000	16,641
7.62%, 10/30/2031(f)	26,000	28,963
6.38%, 06/08/2034(f)	13,000	13,592
6.18%, 01/30/2036(f)	424,000	423,177
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	5,000	5,031
5.25%, 03/01/2026	480,000	481,012
5.40%, 04/06/2026	4,000	4,018
Synchrony Financial, 3.95%, 12/01/2027	556,000	542,275
		1,546,847
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,753
Target Corp.,
4.50%, 09/15/2032	3,000	2,949
4.80%, 01/15/2053	3,000	2,701
Walmart, Inc., 4.50%, 04/15/2053	21,000	18,585
		26,988
Data Processing & Outsourced Services–0.30%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	3,780,000	4,093,740
Distillers & Vintners–0.08%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	3,951
Constellation Brands, Inc.,
4.40%, 11/15/2025	1,040,000	1,038,439
4.90%, 05/01/2033	3,000	2,928
		1,045,318
Distributors–0.01%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	24,298
6.88%, 11/01/2033	37,000	41,157
		65,455
Principal Amount		Value
Diversified Banks–1.89%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	$250,000	$251,131
5.00%, 03/18/2026	551,000	554,868
6.75%(d)(f)(g)	425,000	431,541
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(f)	200,000	205,994
5.55%, 03/14/2028(f)	200,000	203,225
5.54%, 03/14/2030(f)	200,000	204,287
Bank of America Corp.,
3.25%, 10/21/2027	525,000	511,579
4.95%, 07/22/2028(f)	3,000	3,025
5.20%, 04/25/2029(f)	24,000	24,388
4.27%, 07/23/2029(f)	2,000	1,976
5.82%, 09/15/2029(f)	44,000	45,606
2.57%, 10/20/2032(f)	874,000	754,349
4.57%, 04/27/2033(f)	3,000	2,900
5.02%, 07/22/2033(f)	3,000	2,988
5.29%, 04/25/2034(f)	23,000	23,115
5.47%, 01/23/2035(f)	37,000	37,554
2.48%, 09/21/2036(f)	3,000	2,503
7.75%, 05/14/2038	115,000	136,473
Bank of America N.A., 5.53%, 08/18/2026	458,000	465,429
Bank of Montreal (Canada),
5.30%, 06/05/2026	10,000	10,093
7.70%, 05/26/2084(f)	299,000	304,572
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(f)	246,000	257,873
8.00%, 01/27/2084(f)	286,000	296,105
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(f)	200,000	214,535
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(d)(f)	200,000	203,950
BPCE S.A. (France),
5.20%, 01/18/2027(d)	250,000	253,019
5.72%, 01/18/2030(d)(f)	253,000	258,050
6.51%, 01/18/2035(d)(f)	250,000	256,889
Citigroup, Inc.,
5.61%, 09/29/2026(f)	10,000	10,049
3.67%, 07/24/2028(f)	511,000	499,977
4.08%, 04/23/2029(f)	4,000	3,934
5.17%, 02/13/2030(f)	61,000	61,806
6.17%, 05/25/2034(f)	27,000	27,685
5.83%, 02/13/2035(f)	170,000	169,330
6.68%, 09/13/2043	741,000	802,394
5.30%, 05/06/2044	228,000	213,309
4.75%, 05/18/2046	356,000	302,162
Series AA, 7.63%(f)(g)	287,000	299,302
Series BB, 7.20%(f)(g)	215,000	219,920
Comerica, Inc., 5.98%, 01/30/2030(f)	31,000	31,511
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	148,805
Credit Agricole S.A. (France),
5.34%, 01/10/2030(d)(f)	267,000	270,988
6.25%, 01/10/2035(d)(f)	250,000	255,748
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(f)	200,000	191,722
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Discover Bank, 4.65%, 09/13/2028	$122,000	$120,958
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	280,062
Fifth Third Bancorp,
1.71%, 11/01/2027(f)	3,000	2,862
6.34%, 07/27/2029(f)	3,000	3,137
4.77%, 07/28/2030(f)	4,000	3,977
5.63%, 01/29/2032(f)	11,000	11,264
HSBC Holdings PLC (United Kingdom),
4.04%, 03/13/2028(f)	135,000	133,356
5.21%, 08/11/2028(f)	205,000	207,065
4.58%, 06/19/2029(f)	183,000	181,424
6.33%, 03/09/2044(f)	256,000	272,988
4.60%(f)(g)	225,000	199,502
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(f)	200,000	203,784
5.55%, 03/19/2035(f)	234,000	236,036
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	389,350
5.04%, 01/23/2028(f)	59,000	59,524
3.78%, 02/01/2028(f)	3,000	2,961
3.54%, 05/01/2028(f)	3,000	2,940
4.85%, 07/25/2028(f)	4,000	4,026
3.51%, 01/23/2029(f)	1,058,000	1,028,544
5.30%, 07/24/2029(f)	25,000	25,514
6.09%, 10/23/2029(f)	38,000	39,793
5.01%, 01/23/2030(f)	21,000	21,238
4.59%, 04/26/2033(f)	3,000	2,924
5.72%, 09/14/2033(f)	3,000	3,084
6.25%, 10/23/2034(f)	57,000	61,238
5.34%, 01/23/2035(f)	18,000	18,198
4.26%, 02/22/2048(f)	489,000	406,985
3.90%, 01/23/2049(f)	1,058,000	826,168
Series NN, 6.88%(f)(g)	122,000	128,442
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	349,579
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	360,070
4.70%, 01/27/2028	189,000	189,314
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.02%, 07/20/2028(f)	200,000	201,927
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	255,598
4.95%, 01/14/2028(f)	399,000	401,594
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	255,065
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(f)	52,000	53,604
3.45%, 04/23/2029(c)	689,000	661,960
5.58%, 06/12/2029(f)	26,000	26,740
4.63%, 06/06/2033(f)	4,000	3,814
6.04%, 10/28/2033(f)	3,000	3,151
5.07%, 01/24/2034(f)	3,000	2,971
6.88%, 10/20/2034(f)	447,000	494,385
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	40,000	40,373
4.95%, 02/01/2029	14,000	14,187
5.00%, 02/01/2033	3,000	2,994
Principal Amount		Value
Diversified Banks–(continued)
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(f)	$200,000	$203,233
7.13%, 01/19/2055(d)(f)	212,000	211,006
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(f)	200,000	173,190
6.30%, 07/06/2034(d)(f)	200,000	210,733
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(f)(g)	234,000	234,117
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	203,285
5.20%, 03/07/2027(d)	226,000	229,204
5.55%, 09/14/2028(d)	203,000	209,530
5.20%, 03/07/2029(d)	200,000	204,158
5.35%, 03/07/2034(d)	200,000	204,047
Synovus Bank, 5.63%, 02/15/2028	250,000	251,252
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(f)	200,000	207,381
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	2,101,000	2,070,830
4.55%, 07/22/2028(f)	5,000	5,001
5.78%, 06/12/2029(f)	21,000	21,661
5.38%, 01/23/2030(f)	45,000	45,920
4.97%, 07/22/2033(f)	4,000	3,853
4.84%, 02/01/2034(f)	17,000	16,524
5.84%, 06/12/2034(f)	21,000	21,677
5.68%, 01/23/2035(f)	29,000	29,657
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	206,837
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	623,498
4.10%, 06/03/2026	505,000	502,035
3.58%, 05/22/2028(f)	4,000	3,917
5.57%, 07/25/2029(f)	19,000	19,520
6.30%, 10/23/2029(f)	27,000	28,398
5.20%, 01/23/2030(f)	25,000	25,424
5.39%, 04/24/2034(f)	8,000	8,058
5.56%, 07/25/2034(f)	46,000	46,824
6.49%, 10/23/2034(f)	69,000	74,461
5.50%, 01/23/2035(f)	38,000	38,530
4.65%, 11/04/2044	647,000	549,617
4.61%, 04/25/2053(f)	4,000	3,397
7.63%(f)(g)	21,000	22,485
Wells Fargo Bank N.A.,
5.55%, 08/01/2025	506,000	507,368
4.81%, 01/15/2026	250,000	250,759
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	88,000	95,934
		25,384,650
Diversified Capital Markets–0.17%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	20,000	20,759
Sixth Street Lending Partners, 6.13%, 07/15/2030(d)	153,000	154,053
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(d)	200,000	202,949
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
4.55%, 04/17/2026	$154,000	$154,089
4.75%, 05/12/2028(d)(f)	205,000	205,141
5.43%, 02/08/2030(d)(f)	200,000	203,665
6.30%, 09/22/2034(d)(f)	200,000	212,668
5.70%, 02/08/2035(d)(f)	200,000	205,161
4.38%(d)(f)(g)	200,000	171,760
7.75%(d)(f)(g)	229,000	238,836
9.25%(d)(f)(g)	201,000	229,884
9.25%(d)(f)(g)	200,000	217,708
		2,216,673
Diversified Financial Services–0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	324,655
Apollo Global Management, Inc., 6.38%, 11/15/2033	43,000	46,571
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	22,773
5.75%, 03/01/2029(d)	114,000	116,152
Corebridge Financial, Inc.,
6.05%, 09/15/2033	26,000	27,149
5.75%, 01/15/2034	55,000	56,482
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	48,634
6.50%, 03/26/2031(d)	56,000	58,364
		700,780
Diversified Metals & Mining–0.07%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	39,000	39,847
5.25%, 09/08/2030	26,000	26,724
5.25%, 09/08/2033	45,000	45,549
5.50%, 09/08/2053	15,000	14,774
Glencore Funding LLC,
5.37%, 04/04/2029(d)	84,000	85,398
5.63%, 04/04/2034(d)	153,000	153,717
5.89%, 04/04/2054(d)	61,000	59,486
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	196,706
Rio Tinto Finance (USA) PLC (United Kingdom), 5.75%, 03/14/2055	377,000	377,892
		1,000,093
Diversified REITs–0.14%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	948,000	950,924
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,750
2.50%, 02/15/2032	1,066,000	900,856
VICI Properties L.P.,
5.75%, 04/01/2034	30,000	30,184
6.13%, 04/01/2054	32,000	31,215
		1,915,929
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	37,000	38,931
Principal Amount		Value
Drug Retail–0.05%
CVS Pass-Through Trust, 6.04%, 12/10/2028	$297,568	$299,849
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(c)	428,000	394,848
		694,697
Electric Utilities–1.62%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	168,645
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,503
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,118
5.20%, 01/15/2029	37,000	37,624
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,852
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	21,697
5.90%, 11/15/2053	26,000	26,524
Constellation Energy Generation LLC,
6.13%, 01/15/2034	9,000	9,490
6.50%, 10/01/2053	279,000	292,834
5.75%, 03/15/2054	88,000	84,763
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	11,836
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,868
Duke Energy Corp.,
5.00%, 12/08/2025	3,000	3,013
4.85%, 01/05/2029	39,000	39,253
5.00%, 08/15/2052	3,000	2,620
3.25%, 01/15/2082(f)	3,000	2,839
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,754
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	735,268
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	136,850
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(d)	200,000	201,890
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	2,971
Eversource Energy,
5.00%, 01/01/2027	76,000	76,538
5.50%, 01/01/2034	37,000	37,192
Exelon Corp.,
5.15%, 03/15/2029	48,000	48,828
5.45%, 03/15/2034	46,000	46,800
5.60%, 03/15/2053	47,000	45,300
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	6,407,000	6,498,300
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,046
Florida Power & Light Co., 4.80%, 05/15/2033	3,000	2,978
Georgia Power Co.,
4.65%, 05/16/2028	3,000	3,020
4.95%, 05/17/2033	3,000	2,981
Series B, 3.70%, 01/30/2050	350,000	260,288
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
MidAmerican Energy Co.,
5.35%, 01/15/2034	$3,000	$3,081
5.85%, 09/15/2054	12,000	12,341
5.30%, 02/01/2055	43,000	40,875
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	274,000	276,628
4.85%, 02/07/2029	74,000	74,817
5.00%, 02/07/2031	69,000	70,322
2.75%, 04/15/2032	1,227,000	1,068,326
5.80%, 01/15/2033	3,000	3,143
7.13%, 09/15/2053(f)	235,000	242,421
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	1,450,000	1,456,013
4.95%, 01/29/2026	265,000	265,886
3.55%, 05/01/2027	530,000	519,992
4.63%, 07/15/2027	3,000	3,012
4.90%, 03/15/2029	119,000	120,037
5.25%, 03/15/2034	128,000	128,141
5.55%, 03/15/2054	119,000	113,878
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	36,617
5.66%, 01/17/2054(d)	17,000	16,518
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	2,931
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	38,424
PacifiCorp,
5.10%, 02/15/2029	39,000	39,744
5.30%, 02/15/2031	35,000	35,732
5.45%, 02/15/2034	49,000	49,420
5.80%, 01/15/2055	36,000	35,159
PECO Energy Co., 4.90%, 06/15/2033	11,000	10,961
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,449,000	7,232,553
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	50,781
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,776
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,203
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,829
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	19,703
5.55%, 04/15/2054	104,000	100,561
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	5,058
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,120
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,009
Union Electric Co., 5.20%, 04/01/2034	168,000	169,166
Virginia Electric & Power Co.,
5.00%, 04/01/2033	3,000	2,974
5.35%, 01/15/2054	28,000	26,359
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	24,724
Principal Amount		Value
Electric Utilities–(continued)
Xcel Energy, Inc.,
4.60%, 06/01/2032	$3,000	$2,894
3.50%, 12/01/2049	964,000	660,040
		21,807,652
Electrical Components & Equipment–0.02%
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,121
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	260,174
		263,295
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	40,521
5.00%, 12/15/2033	36,000	35,981
5.00%, 04/01/2034	3,000	2,994
Veralto Corp.,
5.50%, 09/18/2026	48,000	48,601
5.35%, 09/18/2028	37,000	37,903
		166,000
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	2,946
4.95%, 06/15/2052	3,000	2,717
5.20%, 06/15/2062	3,000	2,782
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,072
5.55%, 02/15/2034	4,000	4,104
5.95%, 08/15/2053	169,000	172,206
6.10%, 06/28/2063	3,000	3,051
S&P Global, Inc.,
2.90%, 03/01/2032	3,000	2,676
3.90%, 03/01/2062	3,000	2,275
		195,829
Food Distributors–0.11%
Sysco Corp., 3.75%, 10/01/2025	1,500,000	1,493,492
Food Retail–0.01%
Alimentation Couche-Tard, Inc. (Canada), 5.27%, 02/12/2034(d)	64,000	63,327
Gas Utilities–0.00%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	12,708
6.20%, 11/15/2053	7,000	7,488
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,147
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,061
		34,404
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	37,621
Cencora, Inc., 5.13%, 02/15/2034	39,000	38,941
McKesson Corp., 5.10%, 07/15/2033	3,000	3,041
		79,603
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Equipment–0.49%
Alcon Finance Corp., 5.38%, 12/06/2032(d)	$200,000	$203,554
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	376,474
Boston Scientific Corp., 1.90%, 06/01/2025	1,000,000	995,059
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,712,000	4,630,718
Medtronic, Inc., 4.38%, 03/15/2035	249,000	239,519
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	52,483
5.40%, 03/20/2034	133,000	133,121
		6,630,928
Health Care Facilities–0.00%
UPMC,
5.04%, 05/15/2033	17,000	16,856
5.38%, 05/15/2043	8,000	7,729
		24,585
Health Care REITs–0.01%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	3,000	2,508
5.25%, 05/15/2036	25,000	24,406
5.63%, 05/15/2054	118,000	112,654
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,952
2.00%, 03/15/2031	3,000	2,527
		145,047
Health Care Services–0.10%
Cigna Group (The), 4.80%, 08/15/2038	307,000	287,019
CommonSpirit Health,
5.32%, 12/01/2034	129,000	127,785
5.55%, 12/01/2054	41,000	38,935
CVS Health Corp.,
5.00%, 01/30/2029	10,000	10,049
5.25%, 01/30/2031	3,000	3,030
5.30%, 06/01/2033	12,000	11,887
6.00%, 06/01/2063	3,000	2,834
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	143,393
HCA, Inc., 5.90%, 06/01/2053	16,000	15,302
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	679,304
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,188
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	12,236
Quest Diagnostics, Inc., 6.40%, 11/30/2033	21,000	22,773
		1,365,735
Health Care Supplies–0.59%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(d)	5,621,000	5,365,245
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	5,865
Principal Amount		Value
Health Care Supplies–(continued)
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	$1,444,000	$1,967,450
Solventum Corp.,
5.45%, 02/25/2027	100,000	101,470
5.40%, 03/01/2029	193,000	196,937
5.60%, 03/23/2034	265,000	268,734
		7,905,701
Home Improvement Retail–0.20%
Home Depot, Inc. (The),
5.13%, 04/30/2025	2,200,000	2,200,930
4.90%, 04/15/2029	41,000	41,807
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,938
5.00%, 04/15/2033	3,000	2,989
4.25%, 04/01/2052	497,000	389,083
5.85%, 04/01/2063	21,000	20,540
		2,658,287
Hotels, Resorts & Cruise Lines–0.54%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	7,552,000	7,227,264
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	25,141
5.30%, 05/15/2034	41,000	40,937
		7,293,342
Industrial Conglomerates–0.13%
Honeywell International, Inc.,
4.88%, 09/01/2029	116,000	118,200
4.95%, 09/01/2031	131,000	133,194
4.50%, 01/15/2034	1,463,000	1,414,595
5.00%, 03/01/2035	89,000	88,700
		1,754,689
Industrial Machinery & Supplies & Components–0.28%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	73,000	73,162
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	3,000	3,074
5.70%, 08/14/2033	19,000	19,620
JBT Marel Corp., Conv., 0.25%, 05/15/2026	3,668,000	3,676,803
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,093
5.80%, 09/15/2033	12,000	12,536
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	11,985
		3,800,273
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	19,000	20,108
2.38%, 10/01/2031	3,000	2,504
		22,612
Insurance Brokers–0.01%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	21,000	23,297
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Insurance Brokers–(continued)
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	$24,000	$24,720
5.45%, 03/15/2053	3,000	2,914
5.70%, 09/15/2053	22,000	22,357
		73,288
Integrated Oil & Gas–0.28%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	625,979
Chevron Corp., 2.95%, 05/16/2026	952,000	938,818
Exxon Mobil Corp., 3.04%, 03/01/2026	1,098,000	1,086,094
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	4,000	3,942
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	52,537
4.63%, 06/15/2045	11,000	8,371
Shell International Finance B.V., 3.25%, 05/11/2025	1,098,000	1,096,104
		3,811,845
Integrated Telecommunication Services–0.22%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	313,178
2.55%, 12/01/2033	3,000	2,461
5.40%, 02/15/2034	15,000	15,246
3.55%, 09/15/2055	157,000	106,483
3.80%, 12/01/2057	255,000	179,156
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	619,280
Verizon Communications, Inc.,
2.36%, 03/15/2032	3,000	2,540
4.78%, 02/15/2035(d)	1,274,000	1,237,202
3.40%, 03/22/2041	561,000	432,173
		2,907,719
Interactive Home Entertainment–0.12%
Electronic Arts, Inc.,
4.80%, 03/01/2026(c)	1,290,000	1,291,325
1.85%, 02/15/2031	3,000	2,552
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	351,225
		1,645,102
Interactive Media & Services–0.25%
Meta Platforms, Inc.,
4.65%, 08/15/2062	3,000	2,573
5.75%, 05/15/2063	16,000	16,264
Snap, Inc., Conv., 0.50%, 05/01/2030(d)	3,966,000	3,289,797
		3,308,634
Internet Services & Infrastructure–0.26%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,435,000	3,452,175
Investment Banking & Brokerage–1.81%
Blackstone Private Credit Fund, 6.25%, 01/25/2031	32,000	32,551
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	327,000	331,577
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	$47,000	$47,333
Charles Schwab Corp. (The),
5.64%, 05/19/2029(f)	16,000	16,519
5.85%, 05/19/2034(f)	16,000	16,719
6.14%, 08/24/2034(f)	45,000	47,919
Series K, 5.00%(f)(g)	7,000	6,939
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	527,700
5.17% (SOFR + 0.79%), 12/09/2026(i)	19,000	19,041
5.19% (SOFR + 0.81%), 03/09/2027(i)	12,000	12,037
5.28% (SOFR + 0.92%), 10/21/2027(i)	15,000	15,050
5.02%, 10/23/2035(c)(f)	624,000	606,975
2.91%, 07/21/2042(f)	323,000	228,361
Series W, 7.50%(c)(f)(g)	437,000	459,377
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	5,859,000	7,172,550
1.00%, 07/30/2029(d)	5,873,000	6,820,796
Series 000E, 0.00%, 03/03/2032(e)	7,584,000	6,950,675
Morgan Stanley,
4.00%, 07/23/2025	654,000	653,036
5.12%, 02/01/2029(f)	5,000	5,069
5.16%, 04/20/2029(f)	28,000	28,385
5.45%, 07/20/2029(f)	12,000	12,275
6.41%, 11/01/2029(f)	34,000	35,892
5.17%, 01/16/2030(f)	25,000	25,336
5.25%, 04/21/2034(f)	29,000	29,026
5.42%, 07/21/2034(f)	21,000	21,252
5.47%, 01/18/2035(f)	25,000	25,304
5.95%, 01/19/2038(f)	5,000	5,056
5.94%, 02/07/2039(f)	105,000	106,042
		24,258,792
IT Consulting & Other Services–0.15%
International Business Machines Corp., 3.30%, 05/15/2026	1,970,000	1,949,374
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	58,000	59,368
Life & Health Insurance–0.72%
American National Group, Inc., 5.00%, 06/15/2027	857,000	857,283
Athene Global Funding,
5.52%, 03/25/2027(d)	175,000	177,946
5.58%, 01/09/2029(d)	82,000	83,773
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	79,201
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,195,976
Corebridge Global Funding,
5.69% (SOFR + 1.30%), 09/25/2026(d)(i)	223,000	225,256
5.90%, 09/19/2028(d)	23,000	23,952
5.20%, 01/12/2029(d)	64,000	65,050
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	$2,184,000	$2,125,483
F&G Annuities & Life, Inc., 7.40%, 01/13/2028 (Acquired 01/09/2023; Cost $9,996)(j)	10,000	10,434
GA Global Funding Trust, 5.50%, 01/08/2029(d)	1,378,000	1,406,478
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(k)	509,000	461,154
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	3,000	2,951
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,727
5.25%, 01/15/2054	11,000	10,455
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)(d)	440,000	411,998
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,708
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	166,196
4.35%, 09/15/2027(d)	3,000	2,999
4.71%, 01/10/2029(d)	169,000	170,187
Pacific Life Global Funding II,
5.00% (SOFR + 0.62%), 06/04/2026(d)(i)	9,000	9,027
5.42% (SOFR + 1.05%), 07/28/2026(d)(i)	138,000	139,133
5.50%, 08/28/2026(d)	1,219,000	1,238,500
4.90%, 01/11/2029(d)	169,000	171,214
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	46,446
5.10%, 01/25/2029(d)	211,000	214,438
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	108,790
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,839
Sumitomo Life Insurance Co. (Japan), 5.88%(d)(f)(g)	288,000	286,322
		9,706,916
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,655
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	4,000	4,016
5.25%, 02/15/2028	3,000	3,077
5.30%, 02/15/2030	3,000	3,097
5.35%, 02/15/2033	3,000	3,077
4.50%, 04/15/2033	3,000	2,902
3.50%, 08/15/2039	559,000	455,191
5.05%, 04/15/2053	3,000	2,719
5.20%, 04/15/2063	3,000	2,714
		497,448
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	19,000	19,631
Movies & Entertainment–0.34%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	367,126
Principal Amount		Value
Movies & Entertainment–(continued)
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	$1,938,000	$2,359,515
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026(c)	367,000	362,576
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	838,000	670,595
5.14%, 03/15/2052	1,039,000	758,018
5.39%, 03/15/2062	3,000	2,173
		4,520,003
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	38,601
Essex Portfolio L.P., 5.50%, 04/01/2034	58,000	58,580
		97,181
Multi-line Insurance–0.20%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	3,052
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	604,946
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	196,659
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(d)	1,800,000	1,832,381
		2,637,038
Multi-Utilities–0.13%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	74,000	74,450
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	3,981
Black Hills Corp., 6.15%, 05/15/2034	31,000	32,501
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,050
DTE Electric Co., 5.20%, 03/01/2034	39,000	39,283
NiSource, Inc.,
5.25%, 03/30/2028	4,000	4,070
5.40%, 06/30/2033	3,000	3,015
5.35%, 04/01/2034	89,000	89,324
4.38%, 05/15/2047	571,000	470,212
5.85%, 04/01/2055	290,000	288,530
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	45,782
6.13%, 10/15/2033	25,000	26,372
Sempra,
3.80%, 02/01/2038	559,000	460,173
6.88%, 10/01/2054(f)	131,000	130,042
WEC Energy Group, Inc.,
5.00%, 09/27/2025	7,000	7,008
5.15%, 10/01/2027	6,000	6,088
4.75%, 01/15/2028	5,000	5,031
1.80%, 10/15/2030	2,000	1,718
		1,692,630
Office REITs–0.02%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	299,000	329,565
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	$13,000	$13,705
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	22,572
Oil & Gas Exploration & Production–0.25%
Cameron LNG LLC, 3.70%, 01/15/2039(c)(d)	622,000	519,733
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,000	2,977
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	211,938
5.70%, 09/15/2063	9,000	8,767
Diamondback Energy, Inc., 5.75%, 04/18/2054	488,000	460,487
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,120,388
Pioneer Natural Resources Co., 5.10%, 03/29/2026	3,000	3,021
		3,327,311
Oil & Gas Refining & Marketing–0.03%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	11,003
Valero Energy Corp., 4.00%, 06/01/2052(c)	531,000	384,957
		395,960
Oil & Gas Storage & Transportation–0.66%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,330
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,118
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	11,000	11,294
Energy Transfer L.P.,
6.05%, 12/01/2026	44,000	44,972
5.20%, 04/01/2030	209,000	211,463
6.40%, 12/01/2030	448,000	477,638
5.75%, 02/15/2033	3,000	3,071
6.55%, 12/01/2033	7,000	7,489
5.55%, 05/15/2034	36,000	35,997
4.90%, 03/15/2035	344,000	327,252
5.30%, 04/01/2044	587,000	526,925
5.00%, 05/15/2050	724,000	610,210
5.95%, 05/15/2054	28,000	26,758
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	25,227
4.25%, 02/15/2048	696,000	564,538
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	209,067
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	877,145
4.80%, 02/01/2033	3,000	2,905
5.20%, 06/01/2033	9,000	8,923
5.30%, 12/01/2034	407,000	401,943
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
1.75%, 03/01/2026	$990,000	$964,318
5.00%, 03/01/2033	3,000	2,930
4.50%, 04/15/2038	810,000	711,589
4.95%, 03/14/2052	3,000	2,523
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,091
5.80%, 11/01/2030	23,000	23,936
6.10%, 11/15/2032	3,000	3,144
6.05%, 09/01/2033	23,000	23,958
6.63%, 09/01/2053	34,000	35,602
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	1,360,000	1,354,195
5.75%, 09/15/2033	9,000	9,292
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	402,605
Targa Resources Corp., 5.20%, 07/01/2027	3,000	3,036
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	186,547
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,263
Williams Cos., Inc. (The),
5.40%, 03/02/2026	658,000	662,732
5.30%, 08/15/2028	40,000	40,869
5.65%, 03/15/2033	11,000	11,276
		8,843,171
Other Specialized REITs–0.12%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,549,496
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,043
Packaged Foods & Meats–0.15%
Conagra Brands, Inc., 4.60%, 11/01/2025	3,000	2,997
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,565
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	15,980
Mars, Inc.,
4.45%, 03/01/2027(c)(d)	596,000	597,311
4.55%, 04/20/2028(d)	21,000	21,074
5.20%, 03/01/2035(d)	593,000	596,194
5.65%, 05/01/2045(d)	325,000	325,901
5.70%, 05/01/2055(d)	217,000	216,972
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	2,967
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	62,896
The Campbell’s Company,
5.30%, 03/20/2026	35,000	35,241
5.20%, 03/19/2027	48,000	48,626
5.20%, 03/21/2029	54,000	54,842
5.40%, 03/21/2034	72,000	72,582
		2,056,148
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Paper & Plastic Packaging Products & Materials–0.04%
International Paper Co., 6.00%, 11/15/2041	$223,000	$226,749
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(d)	100,000	101,654
5.44%, 04/03/2034(d)	102,000	102,682
5.78%, 04/03/2054(d)	100,000	98,685
		529,770
Passenger Airlines–0.10%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	209,937	205,995
Series 2021-1, Class B, 3.95%, 07/11/2030	31,000	29,253
Series 2021-1, Class A, 2.88%, 07/11/2034	2,598	2,286
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	247,000	242,030
5.31%, 10/20/2031(d)	283,000	276,847
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	10,167	9,140
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	3,265	3,253
4.75%, 10/20/2028(d)	10,309	10,269
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	248,826	245,239
Series 2020-1, Class A, 5.88%, 10/15/2027	2,131	2,172
Series 2018-1, Class AA, 3.50%, 03/01/2030	348,308	331,516
		1,358,000
Personal Care Products–0.05%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,065
5.00%, 03/22/2030	11,000	11,234
4.90%, 03/22/2033	15,000	15,029
5.10%, 03/22/2043	3,000	2,886
5.05%, 03/22/2053(c)	714,000	668,873
5.20%, 03/22/2063	3,000	2,802
		703,889
Pharmaceuticals–0.61%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	207,000	209,245
4.85%, 02/26/2029	53,000	53,796
4.90%, 02/26/2031	96,000	97,742
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	959,782
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	207,416
6.38%, 11/21/2030(d)	200,000	209,519
6.50%, 11/21/2033(d)	200,000	210,220
6.88%, 11/21/2053(d)	274,000	283,503
Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	$87,000	$87,461
4.90%, 02/22/2027	26,000	26,333
4.90%, 02/22/2029	28,000	28,492
5.75%, 02/01/2031	37,000	39,143
5.90%, 11/15/2033	22,000	23,516
4.13%, 06/15/2039	621,000	549,278
6.25%, 11/15/2053	562,000	603,816
6.40%, 11/15/2063	21,000	22,988
Eli Lilly and Co.,
4.50%, 02/09/2027	236,000	237,619
4.70%, 02/27/2033	6,000	6,007
4.70%, 02/09/2034	170,000	168,225
4.88%, 02/27/2053	6,000	5,520
5.00%, 02/09/2054	53,000	49,729
4.95%, 02/27/2063	3,000	2,733
5.10%, 02/09/2064	63,000	58,788
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	70,633
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	243,923
Merck & Co., Inc.,
4.90%, 05/17/2044	24,000	22,549
5.00%, 05/17/2053	3,000	2,773
5.15%, 05/17/2063	3,000	2,796
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	840,000	841,485
4.75%, 05/19/2033	17,000	16,821
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	162,141
Zoetis, Inc.,
5.40%, 11/14/2025	2,420,000	2,429,658
4.70%, 02/01/2043	333,000	302,616
		8,236,266
Property & Casualty Insurance–0.13%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	295,975
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054	86,000	87,718
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	315,857
5.00%, 05/20/2049	497,000	439,061
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	605,000	540,204
5.45%, 05/25/2053	3,000	2,949
		1,681,764
Rail Transportation–0.20%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	288,362
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	11,235
5.55%, 03/15/2034	22,000	22,859
3.40%, 11/01/2049	461,000	323,787
5.35%, 08/01/2054(c)	485,000	466,108
5.95%, 03/15/2064	26,000	26,822
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Rail Transportation–(continued)
Union Pacific Corp.,
2.15%, 02/05/2027	$4,000	$3,853
4.50%, 01/20/2033	5,000	4,913
3.20%, 05/20/2041	1,018,000	775,060
4.15%, 01/15/2045	426,000	347,381
3.84%, 03/20/2060	519,000	377,279
5.15%, 01/20/2063	7,000	6,430
		2,654,089
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,603
Regional Banks–0.05%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,757
2.64%, 09/30/2032	3,000	2,466
6.65%, 04/25/2035(f)	295,000	314,065
5.64%, 05/21/2037(f)	3,000	2,930
M&T Bank Corp., 5.05%, 01/27/2034(f)	3,000	2,900
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(f)	221,000	223,792
Truist Financial Corp.,
6.05%, 06/08/2027(f)	19,000	19,322
4.87%, 01/26/2029(f)	3,000	3,018
7.16%, 10/30/2029(f)	23,000	24,772
5.44%, 01/24/2030(f)	26,000	26,544
4.92%, 07/28/2033(f)	3,000	2,865
6.12%, 10/28/2033(f)	3,000	3,156
5.87%, 06/08/2034(f)	15,000	15,437
		644,024
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	1,927
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	398,000	404,400
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	479,349
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(f)	200,000	201,801
		1,087,477
Renewable Electricity–0.04%
NSTAR Electric Co., 4.55%, 06/01/2052	3,000	2,527
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	567,572
		570,099
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	59,000	59,691
4.95%, 08/14/2033	43,000	43,220
5.15%, 09/09/2052	5,000	4,632
5.45%, 08/14/2053	14,000	13,550
Starbucks Corp., 3.55%, 08/15/2029(c)	705,000	677,807
		798,900
Principal Amount		Value
Retail REITs–0.49%
Agree L.P., 2.00%, 06/15/2028	$3,000	$2,763
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	4,235,000	4,228,647
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,332,972
Kite Realty Group L.P., 5.50%, 03/01/2034	15,000	15,029
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,086
3.50%, 04/15/2051	3,000	2,022
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,930
5.63%, 10/13/2032	3,000	3,097
Regency Centers L.P.,
2.95%, 09/15/2029	753,000	701,957
5.25%, 01/15/2034	26,000	26,040
4.65%, 03/15/2049	256,000	220,485
		6,542,028
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	398,827
5.70%, 04/01/2028	371,000	381,189
5.40%, 02/01/2034	55,000	55,092
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,147
4.63%, 01/15/2033	3,000	2,943
4.75%, 06/15/2033	21,000	20,607
5.13%, 01/15/2034	11,000	11,033
5.00%, 03/15/2034	129,000	128,321
5.25%, 06/15/2053	25,000	23,762
5.25%, 03/15/2054	36,000	34,177
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,091
5.10%, 08/01/2033	23,000	23,190
5.35%, 08/01/2053	13,000	12,483
		1,108,862
Semiconductor Materials & Equipment–0.50%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(d)	7,515,000	6,778,530
Semiconductors–1.05%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	563,608
Foundry JV Holdco LLC,
5.88%, 01/25/2034(d)	272,000	272,919
6.20%, 01/25/2037(c)(d)	918,000	947,298
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,133,943
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(d)(h)	10,998,000	10,318,873
Micron Technology, Inc.,
4.66%, 02/15/2030	680,000	671,831
5.30%, 01/15/2031	34,000	34,389
3.37%, 11/01/2041	179,000	132,338
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	2,000	1,926
3.00%, 06/01/2031	3,000	2,592
		14,079,717
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	$3,000	$2,612
Specialized Finance–0.08%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,505
State Street Bank and Trust Co., 4.59%, 11/25/2026(c)	1,120,000	1,127,110
		1,129,615
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	135,280
Systems Software–0.18%
Microsoft Corp.,
3.13%, 11/03/2025	870,000	864,777
3.50%, 02/12/2035	404,000	372,586
Oracle Corp.,
6.25%, 11/09/2032	9,000	9,602
4.90%, 02/06/2033	11,000	10,820
3.60%, 04/01/2040	965,000	759,414
6.90%, 11/09/2052	4,000	4,413
6.00%, 08/03/2055	410,000	409,763
VMware LLC, 3.90%, 08/21/2027	2,000	1,966
		2,433,341
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	670,171
Technology Hardware, Storage & Peripherals–0.08%
Apple, Inc., 3.35%, 02/09/2027	315,000	310,990
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	795,000	795,629
		1,106,619
Telecom Tower REITs–0.15%
American Tower Corp., 1.60%, 04/15/2026	852,000	826,554
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,207,351
4.75%, 05/15/2047	46,000	39,309
		2,073,214
Tobacco–0.15%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,129,964
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	71,771
6.00%, 02/20/2034	18,000	18,767
7.08%, 08/02/2043	3,000	3,279
7.08%, 08/02/2053	3,000	3,301
Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
4.75%, 02/12/2027	$172,000	$173,309
5.13%, 11/17/2027	3,000	3,053
4.88%, 02/15/2028	32,000	32,428
5.25%, 09/07/2028	35,000	35,868
4.88%, 02/13/2029	144,000	145,547
5.13%, 02/13/2031	35,000	35,621
5.63%, 09/07/2033	26,000	26,978
5.25%, 02/13/2034	69,000	69,671
4.88%, 11/15/2043	300,000	273,134
		2,022,691
Transaction & Payment Processing Services–0.60%
Fiserv, Inc.,
5.38%, 08/21/2028	48,000	49,114
5.63%, 08/21/2033	25,000	25,750
5.45%, 03/15/2034	144,000	146,055
Global Payments, Inc., Conv., 1.50%, 03/01/2031	8,191,000	7,756,877
Mastercard, Inc., 4.85%, 03/09/2033	20,000	20,175
		7,997,971
Wireless Telecommunication Services–0.32%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	505,837
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	449,955
4.30%, 02/15/2048	1,394,000	1,095,361
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	929,375
3.40%, 10/15/2052	750,000	507,281
5.65%, 01/15/2053	9,000	8,786
6.00%, 06/15/2054	301,000	307,507
5.88%, 11/15/2055	496,000	499,685
		4,303,787
Total U.S. Dollar Denominated Bonds & Notes (Cost $329,197,226)		319,811,479
U.S. Treasury Securities–8.46%
U.S. Treasury Bills–0.00%
4.23%, 05/29/2025(l)(m)	20,000	19,864
U.S. Treasury Bonds–1.37%
4.50%, 02/15/2036	2,636,800	2,716,831
4.50%, 08/15/2039	36,400	36,778
4.38%, 05/15/2040	72,800	72,288
4.75%, 02/15/2045	13,283,500	13,528,414
4.50%, 11/15/2054	2,029,100	1,999,932
		18,354,243
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
U.S. Treasury Notes–7.09%
4.63%, 02/28/2026	$55,000	$55,248
3.88%, 03/31/2027	28,457,600	28,448,707
3.88%, 03/15/2028	30,595,500	30,591,914
4.00%, 03/31/2030	8,143,000	8,159,859
4.25%, 02/28/2031	28,000	28,330
4.13%, 03/31/2032	21,208,100	21,269,405
4.63%, 02/15/2035	6,498,700	6,714,477
		95,267,940
Total U.S. Treasury Securities (Cost $113,846,658)		113,642,047

Asset-Backed Securities–1.07%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 5.86% (3 mo. Term SOFR + 1.57%), 04/21/2037(d)(i)	533,000	534,087
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	65,998	37,185
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	223,124
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(n)	15,269	14,763
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(n)	61,822	58,137
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(n)	40,711	35,041
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(n)	106,531	91,984
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)	190,905	176,029
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)	72,367	73,049
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)	269,828	271,287
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	408,631
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	101,759
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	297,933
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	15,196	13,056
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(n)	4,037	3,540
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 6.22%, 06/25/2034(n)	11,044	10,623
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(o)	1,422,611	38,765
Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(n)	$167,927	$143,210
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(n)	167,927	137,738
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(n)	149,236	132,163
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(n)	175,028	149,484
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(n)	213,569	175,175
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(i)	69,778	66,383
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	23,725	22,549
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(o)	1,386,140	16,498
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(n)	24,506	23,538
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(i)	94,303	94,079
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(i)	210,000	208,266
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(i)	190,000	188,216
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	106,309
Series 2022-LBA6, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(i)	185,000	184,669
Series 2022-LBA6, Class B, 5.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(i)	110,000	109,824
Series 2022-LBA6, Class C, 5.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(i)	100,000	99,798
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(o)	659,644	10,993
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(n)	3,104	2,952
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.93%, 01/25/2036(n)	29,407	27,262
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(o)	1,770,672	35,246
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	56,293	53,413
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(n)	168,597	138,077
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(n)	$106,546	$94,991
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)	111,619	104,957
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(n)	189,977	183,666
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	21,576	13,044
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,140	7,849
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(n)	24,622	22,204
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(n)	36,076	32,435
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(n)	125,537	119,742
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(n)	100,000	90,236
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(n)	193,988	193,085
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)	132,756	133,887
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	507,444
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	78,799	37,893
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	180,000	180,831
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(n)	3,803	3,757
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(n)	25,461	21,992
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(n)	102,671	89,472
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)	191,468	190,652
Empower CLO Ltd., Series 2024-1A, Class A1, 5.90% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(i)	250,000	250,245
Extended Stay America Trust, Series 2021-ESH, Class B, 5.81% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(i)	90,946	90,907
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 5.08% (1 mo. Term SOFR + 0.76%), 11/25/2035(i)	34,071	13,988
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(n)	254,601	226,322
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(n)	65,337	58,286
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	272,044
Principal Amount		Value

Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 01/25/2032(d)(i)	$149,229	$149,298
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	199,910
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(n)	137,843	121,925
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.51%, 07/25/2035(n)	1,458	1,371
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	107,993
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(d)	31,888	31,967
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	11,418	11,588
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(n)	184,720	158,775
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(n)	184,100	185,645
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	270,000	245,624
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	101,368
Series 2015-C27, Class XA, IO, 0.82%, 02/15/2048(o)	381,948	4
Life Mortgage Trust,
Series 2021-BMR, Class B, 5.31% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(i)	39,845	39,611
Series 2021-BMR, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(i)	73,500	72,758
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.70% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(i)	576,000	576,346
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.59% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(i)	250,000	250,077
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.87%, 04/21/2034(n)	6,003	5,917
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(n)	106,139	93,622
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(n)	106,268	94,281
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(n)	122,794	108,568
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(i)	$105,000	$104,386
Series 2021-STOR, Class B, 5.33% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(i)	105,000	104,008
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(o)	606,269	11,691
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(n)	100,604	88,856
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(d)(i)	243,094	243,209
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(n)	123,663	115,787
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(n)	161,896	135,043
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(n)	131,768	116,996
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)	110,000	98,693
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)	265,041	265,229
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(n)	119,369	106,480
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)	241,918	246,675
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	100,228	93,392
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	200,657	198,696
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,827	2,260
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(n)	5,340	5,274
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	113,768	110,294
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(n)	237,809	219,981
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(n)	104,805	95,091
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	96,500	87,094
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	96,500	80,634
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(n)	66,998	62,397
Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(n)	$4,954	$4,721
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(n)	185,942	161,476
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(n)	135,888	120,703
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	130,466	121,128
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	224,397	207,345
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(o)	1,017,229	19,035
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)	22,325	21,885
Series 2020-1, Class A2, 3.64%, 01/25/2060(d)	31,279	30,690
Series 2021-1, Class A1B, 0.82%, 01/25/2066(d)(n)	32,216	28,381
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)	155,866	139,500
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(n)	33,254	31,991
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)	107,755	99,539
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)	142,960	135,364
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)	73,849	73,558
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)	88,953	89,318
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	24,560	23,462
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.51%, 10/25/2033(n)	16,774	16,198
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(n)	21,796	20,407
Series 2005-AR16, Class 1A1, 4.72%, 12/25/2035(n)	21,523	19,719
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(o)	994,961	18,819
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	426,315
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	22,609	21,926
Total Asset-Backed Securities (Cost $15,492,090)		14,435,058
Shares
Preferred Stocks–0.54%
Asset Management & Custody Banks–0.18%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,366,226
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(f)	11,550	299,492
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	$4,646,981
Total Preferred Stocks (Cost $5,976,676)		7,312,699
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.16%
Collateralized Mortgage Obligations–0.03%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(o)(p)	$57,179	7,090
7.00%, 04/25/2032(p)	2,024	296
6.00%, 06/25/2033 to 09/25/2035(o)(p)	50,001	7,318
5.50%, 09/25/2033 to 06/25/2035(p)	100,886	13,772
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(p)	17,810	371
2.65% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(i)(p)	11,585	662
3.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(p)	20,847	1,792
3.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(p)	4,655	415
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(p)	5,830	622
3.55% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(i)(p)	65,660	6,963
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(i)(p)	4,721	287
3.80% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(i)(p)	31,350	4,423
3.10% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(p)	4,226	471
1.60% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(i)(p)	16,432	937
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(i)(p)	1,840	95
2.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(p)	105,751	6,556
2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(p)	40,927	3,422
3.50%, 08/25/2035(p)	141,614	14,957
1.65% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(i)(p)	13,392	1,203
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.09% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(p)	$23,012	$1,844
2.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(p)	26,362	2,105
1.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(p)	102,496	11,591
1.45% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(i)(p)	275,736	26,532
6.00%, 11/25/2028	5,906	5,986
5.50%, 04/25/2035 to 07/25/2046(p)	104,541	71,833
4.70% (30 Day Average SOFR + 0.36%), 08/25/2035(i)	5,770	5,721
8.23% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	16,350	19,014
7.87% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	1,521	1,755
7.87% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	8,312	9,135
5.39% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	8,337	8,426
4.00%, 03/25/2041 to 08/25/2047(p)	69,043	13,074
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(o)	1,919,843	5,997
Series K735, Class X1, IO, 0.96%, 05/25/2026(o)	1,934,744	15,490
Series K093, Class X1, IO, 0.94%, 05/25/2029(o)	1,570,165	50,886
Freddie Mac REMICs,
IO, 3.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(i)(p)	8,295	255
3.00%, 06/15/2027 to 12/15/2027(p)	57,754	1,257
2.50%, 05/15/2028(p)	15,835	385
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(p)	87,016	5,220
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(p)	4,485	268
2.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(i)(p)	27,133	1,550
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(p)	5,338	576
1.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(i)(p)	3,288	285
1.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(p)	19,863	1,858
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(p)	$8,400	$721
1.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(i)(p)	37,715	3,650
4.00%, 03/15/2045(p)	1,969	9
6.50%, 03/15/2032 to 06/15/2032	26,606	27,684
3.50%, 05/15/2032	5,618	5,498
8.39% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	3,135	3,447
4.86% (30 Day Average SOFR + 0.51%), 09/15/2035(i)	16,001	15,847
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(p)	4,225	194
3.00%, 12/15/2027(p)	21,384	617
3.15%, 12/15/2027(o)	6,106	170
6.50%, 02/01/2028(p)	1,408	86
6.00%, 12/15/2032(p)	7,918	924
PO, 0.00%, 06/01/2026(e)	516	505
		392,047
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.50%, 07/01/2028 to 04/01/2034	4,758	4,919
6.75%, 03/15/2031	682,000	776,404
7.00%, 10/01/2031 to 10/01/2037	14,629	15,297
5.00%, 12/01/2034	283	285
5.50%, 02/01/2037 to 06/01/2053	399,261	402,872
		1,199,777
Federal National Mortgage Association (FNMA)–0.04%
9.50%, 04/01/2030	2	2
7.50%, 01/01/2033	8,781	9,008
6.00%, 03/01/2037	27,051	28,217
4.00%, 05/01/2052	495,541	466,428
		503,655
Government National Mortgage Association (GNMA)–0.00%
IO, 2.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(p)	74,157	5,464
2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(p)	30,644	2,016
4.50%, 09/16/2047(p)	109,473	15,487
1.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(i)(p)	99,978	11,964
		34,931
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,765,774)		2,130,410
Principal Amount		Value

Agency Credit Risk Transfer Notes–0.04%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.44% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(i)	$142,930	$145,107
Series 2022-R04, Class 1M1, 6.34% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(i)	76,201	76,939
Series 2023-R02, Class 1M1, 6.64% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(i)	59,250	60,505
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.34% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(i)	93,971	94,694
Series 2022-DNA6, Class M1, STACR®, 6.49% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(i)	38,311	38,649
Series 2023-DNA1, Class M1, STACR®, 6.44% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(i)	45,724	46,344
Total Agency Credit Risk Transfer Notes (Cost $456,388)		462,238
Shares
Money Market Funds–3.74%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(q)(r)	17,563,636	17,563,636
Invesco Treasury Portfolio, Institutional Class, 4.25%(q)(r)	32,618,770	32,618,770
Total Money Market Funds (Cost $50,182,406)		50,182,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,115,005,777)		1,341,220,022
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.08%
Invesco Private Government Fund, 4.34%(q)(r)(s)	7,779,816	7,779,816
Invesco Private Prime Fund, 4.46%(q)(r)(s)	20,220,562	20,226,628
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,006,444)		28,006,444
TOTAL INVESTMENTS IN SECURITIES–101.90% (Cost $1,143,012,221)		1,369,226,466
OTHER ASSETS LESS LIABILITIES—(1.90)%		(25,491,267)
NET ASSETS–100.00%		$1,343,735,199
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $113,048,698, which represented 8.41% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2025.
(j)	Restricted security. The value of this security at March 31, 2025 represented less than 1% of the Fund’s Net Assets.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2025.

(o)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2025.

(p)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,398,474	$13,219,295	$(18,054,133)	$-	$-	$17,563,636	$208,715
Invesco Treasury Portfolio, Institutional Class	41,597,754	24,550,120	(33,529,104)	-	-	32,618,770	384,537
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,850,356	89,605,208	(86,675,748)	-	-	7,779,816	128,766*
Invesco Private Prime Fund	20,683,684	148,403,679	(148,860,735)	-	-	20,226,628	345,786*
Total	$89,530,268	$275,778,302	$(287,119,720)	$-	$-	$78,188,850	$1,067,804

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	7	June-2025	$(757,094)	$(7,944)	$(7,944)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/07/2025	Bank of New York Mellon (The)	USD	10,963,012	GBP	8,494,508	$9,623
05/07/2025	Bank of New York Mellon (The)	CAD	10,517,470	USD	7,329,896	8,405
04/07/2025	State Street Bank & Trust Co.	CAD	2,814,018	USD	1,969,045	13,007
04/07/2025	State Street Bank & Trust Co.	GBP	810,435	USD	1,051,114	4,250
04/07/2025	State Street Bank & Trust Co.	USD	338,399	CAD	488,679	1,285
04/07/2025	State Street Bank & Trust Co.	USD	10,565,664	EUR	9,773,044	4,683
04/07/2025	State Street Bank & Trust Co.	USD	481,913	GBP	373,796	931
05/07/2025	State Street Bank & Trust Co.	CAD	365,592	USD	254,555	57
05/07/2025	State Street Bank & Trust Co.	EUR	176,703	USD	191,443	11
Subtotal—Appreciation						42,252
Currency Risk
04/07/2025	Bank of New York Mellon (The)	CAD	8,363,018	USD	5,810,622	(2,550)
04/07/2025	Bank of New York Mellon (The)	EUR	9,605,148	USD	10,029,744	(359,010)
04/07/2025	Bank of New York Mellon (The)	USD	7,319,046	CAD	10,517,469	(8,306)
05/07/2025	Bank of New York Mellon (The)	GBP	8,494,508	USD	10,962,222	(9,815)
04/07/2025	State Street Bank & Trust Co.	CAD	322,289	USD	223,316	(708)
04/07/2025	State Street Bank & Trust Co.	EUR	477,859	USD	510,705	(6,137)
04/07/2025	State Street Bank & Trust Co.	GBP	8,057,869	USD	10,179,514	(229,101)
04/07/2025	State Street Bank & Trust Co.	USD	344,878	CAD	493,177	(2,069)
04/07/2025	State Street Bank & Trust Co.	USD	337,500	EUR	309,963	(2,250)
05/07/2025	State Street Bank & Trust Co.	EUR	9,241,357	USD	10,007,780	(3,909)
Subtotal—Depreciation						(623,855)
Total Forward Foreign Currency Contracts						$(581,603)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$805,234,374	$28,009,311	$—	$833,243,685
U.S. Dollar Denominated Bonds & Notes	—	319,350,325	461,154	319,811,479
U.S. Treasury Securities	—	113,642,047	—	113,642,047
Asset-Backed Securities	—	14,435,058	—	14,435,058
Preferred Stocks	4,946,473	2,366,226	—	7,312,699
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,130,410	—	2,130,410
Agency Credit Risk Transfer Notes	—	462,238	—	462,238
Money Market Funds	50,182,406	28,006,444	—	78,188,850
Total Investments in Securities	860,363,253	508,402,059	461,154	1,369,226,466
Other Investments - Assets*
Forward Foreign Currency Contracts	—	42,252	—	42,252
Other Investments - Liabilities*
Futures Contracts	(7,944)	—	—	(7,944)
Forward Foreign Currency Contracts	—	(623,855)	—	(623,855)
	(7,944)	(623,855)	—	(631,799)
Total Other Investments	(7,944)	(581,603)	—	(589,547)
Total Investments	$860,355,309	$507,820,456	$461,154	$1,368,636,919

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund